Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	BARRETT BUSINESS SERVICES, INC.
Entity Central Index Key	0000902791
Entity Emerging Growth Company	false
Entity File Number	0-21886
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	52-0812977
Entity Address, Address Line One	8100 NE Parkway Drive
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98662
City Area Code	(360)
Local Phone Number	828-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BBSI
Security Exchange Name	NASDAQ